Consolidated Statements of Cash Flows - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 1,250,929	¥ 742,619	¥ 389,389
Income (loss) from discontinued operations, net of income taxes		(6,742)	78,628
Net income from continuing operations	1,250,929	749,361	310,761
Adjustments to reconcile net income from continuing operations to net cash used in operating activities:
Depreciation and amortization expense	407,057	300,864	307,456
Inventory write-down	15,638
Impairment loss on long-term investments	28,104		22,847
Impairment loss on property, plant and equipment	24,017	11,617
Asset retirement obligations accretion expense	100	75	332
Fair value change of short-term investment	(120,325)	3,501	(15,825)
Fair value change of long-term investments	(5,928)	(30,734)	9,686
Loss (income) from equity method investments	(59,132)	1,689	748
Allowance for credit losses	22,658	48,308	18,137
Loss on disposal of property, plant and equipment	9,156	1,871	9,428
Gain on disposal of solar power systems			(13,098)
Revenue from sales of inventories transferred from property, plant and equipment and solar power systems	(1,043,812)	(525,432)
Non-cash lease expense	519,958	424,838	463,926
Loss on modification of operating lease contracts	49	651	29
Gain on sale-leaseback transactions		(24,988)
Gain on termination of finance lease contracts		(28)
Amortization of debt issuance costs	3,298	2,855	3,975
Deferred income tax expense (benefit)	168,203	(373,969)	(102,909)
Stock based compensation		201,914	6,580
Changes in operating assets and liabilities:
Term deposits	(202)	(779)	138
Accounts receivable, net	(188,655)	(75,487)	24,877
Inventories, net	(6,550,433)	(6,465,203)	(4,861,251)
Prepaid expenses, net	(106,861)	232,617	2,767
Other current assets, net	248,653	(119,284)	(116,222)
Other assets, net	59,623	(49,690)	(235,249)
Accounts payable	187,968	137,437	252,754
Accrued liabilities	80,184	117,892	100,695
Other current liabilities	(119,156)	(575,304)	545,401
Income tax payables	(316,537)	35,454	293,787
Deferred revenue	(40,984)	(63,164)	88,635
Operating lease liabilities	(489,822)	(423,483)	(462,569)
Other liabilities	(28,569)	117,903	(57,548)
NET CASH USED IN OPERATING ACTIVITIES – CONTINUING OPERATIONS	(6,044,821)	(6,338,698)	(3,401,712)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(3,341,820)	(3,447,047)	(2,059,724)
Proceeds from disposal of property, plant and equipment	74,255	51,658	28,593
Purchase of solar power systems	(541,648)	(309,494)	(113,140)
Proceeds from disposal of solar power systems	14,430		18,343
Proceeds from sales of inventories reclassified from property, plant and equipment and solar power systems	4,026,891	2,325,454
Advances to related parties	(5,222)	(500)	(1,317)
Repayments from related parties	3,252	500	813
Proceeds from redemption of life insurance policies	72,824	5,404	141,754
Purchase of term deposits	(387,870)	(266,564)	(82,600)
Proceeds from maturity of term deposits	170,313	215,136	106,043
Purchase of short-term investment	(7,223)	(14,994)	(47,576)
Proceeds from sales of short-term investment	217,030	66,669	93,259
Purchase of long-term investments	(2,820,235)	(178,755)	(39,481)
Proceeds from sales of long-term investments	1,087	33,980	11,776
Purchase of investments in voluntary partnerships	(22,600)	(54,800)	(153,320)
Return of investments from equity method investees	62,685	7,330	10,110
Cash paid for business combination, net of cash acquired		(5,800)	(553,284)
Proceeds from acquisition of subsidiary, net of cash paid			4,000
Payments for acquisition of subsidiary’s equity interests from noncontrolling shareholders		(16,000)
Down payment made for an asset acquisition		(89,886)
NET CASH USED IN INVESTING ACTIVITIES – CONTINUING OPERATIONS	(2,483,851)	(1,677,709)	(2,635,751)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of corporate bonds	50,000
Repayments for corporate bonds	(115,000)	(130,000)	(160,000)
Payments for bond issuance costs	(900)
Borrowings from short-term and long-term loans	26,792,590	15,160,700	13,545,020
Repayments for short-term and long-term loans	(20,292,854)	(8,902,079)	(8,230,964)
Capital contribution from noncontrolling shareholder	301,045
Capital contribution from anonymous partnerships	2,934,990	2,732,130	403,480
Proceeds from exercise of stock options	36,002	12,002	13,160
Repurchase of common shares	(9,008)	(13,631)
Deemed contribution in connection with reorganization			264,827
Distribution to anonymous partnerships	(103,316)	(32,493)	(79,851)
Capital return to anonymous partnerships	(2,538,920)	(666,900)	(3,340)
Dividend paid	(73,165)	(34,789)	(11,894)
Repayments for finance lease liabilities	(5,075)	(5,157)	(4,160)
Proceeds from initial public offering, net of issuance costs		1,720,031
NET CASH PROVIDED BY FINANCING ACTIVITIES – CONTINUING OPERATIONS	6,976,389	9,839,814	5,736,278
CASH FLOWS FROM DISCONTINUED OPERATIONS
Net cash provided by operating activities – discontinued operations	(0)	550	243,471
Net cash provided by investing activities – discontinued operations	(0)	(0)	(0)
Net cash provided by financing activities – discontinued operations	(0)	(0)	(0)
NET CASH PROVIDED BY DISCONTINUED OPERATIONS		550	243,471
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,552,283)	1,823,957	(57,714)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AS OF THE BEGINNING OF THE YEAR	4,611,960	2,788,003	2,845,717
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AS OF THE END OF THE YEAR	3,059,677	4,611,960	2,788,003
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest expense	666,748	414,897	255,415
Cash paid for income taxes	852,442	685,697	266,851
NON-CASH INVESTING AND FINANCING ACTIVITIES
Liabilities assumed in connection with purchase of property, plant and equipment	5,041	7,085	1,958
Asset retirement costs obtained in exchange for asset retirement obligations	18,002
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	395,885	357,020	508,790
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	144,894	3,035	92,739
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	8,822	6,720	8,373
Capital return and distribution payable to anonymous partnerships	168,551	30,888
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	2,209,439	4,017,311	2,542,795
Restricted cash, current	825,467	569,469	168,630
Restricted cash, non-current	24,771	25,180	76,578
Total cash, cash equivalents and restricted cash	¥ 3,059,677	¥ 4,611,960	¥ 2,788,003